Related parties (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Transactions held with Related parties
Revenues	R$ 34,563		R$ 31,682	R$ 28,663
Finance costs	42,242	[1]	36,573	25,859
Cost Sharing	43,452		35,232	37,514
Sublease	13,071		13,047	15,939
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	0		0	2,790
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Centro Educacional Leonardo Da Vinci SS
Transactions held with Related parties
Revenues	0		0	41
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Cogna Educacao S.A.
Transactions held with Related parties
Revenues	0		0	0
Finance costs	42,242	[1]	36,573	25,859
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Ambiental Ltda
Transactions held with Related parties
Revenues	0		0	496
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colégio Cidade Ltda
Transactions held with Related parties
Revenues	0		0	146
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio JAO Ltda.
Transactions held with Related parties
Revenues	0		0	1,582
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Manauara Lato Sensu Ltda.
Transactions held with Related parties
Revenues	0		0	1,903
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Manauara Cidade Nova Ltda.
Transactions held with Related parties
Revenues	0		0	275
Finance costs	0	[1]	0	0
Cost Sharing	0		0
Sublease	0		0
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	0		0	35
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Visao Eireli
Transactions held with Related parties
Revenues	0		0	287
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Curso e Colegio Coqueiro Ltda
Transactions held with Related parties
Revenues	0		0	268
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
ECSA Escola A Chave do Saber Ltda
Transactions held with Related parties
Revenues	0		0	593
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Editora Atica S.A.
Transactions held with Related parties
Revenues	12,833		16,286	5,374
Finance costs	0	[1]	0	0
Cost Sharing	43,452		5,757	6,130
Sublease	9,700		8,551	13,153
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Revenues	622		0	0
Finance costs	0	[1]	0	0
Cost Sharing	0		29,475	31,384
Sublease	0		0	0
Editora Scipione S.A.
Transactions held with Related parties
Revenues	3,781		3,096	1,341
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	0		0	311
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Escola Riacho Doce Ltda
Transactions held with Related parties
Revenues	0		0	77
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Maxiprint Editora Ltda.
Transactions held with Related parties
Revenues	9,884		6,665	1,107
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Nucleo Brasileiro de Estudos Avancados Ltda
Transactions held with Related parties
Revenues	0		0	276
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Papelaria Brasiliana Ltda
Transactions held with Related parties
Revenues	0		0	249
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues	0		41	900
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Saraiva Educação S.A.
Transactions held with Related parties
Revenues	5,613		4,090	2,405
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	2,775		1,905	2,528
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	0		0	4,417
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional Alphaville Ltda
Transactions held with Related parties
Revenues	0		0	414
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	0		0	360
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional NEODNA Cuiaba Ltda
Transactions held with Related parties
Revenues	0		0	224
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
SOE Operações Escolares SA.
Transactions held with Related parties
Revenues	0		0	1,086
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Somos Idiomas S.A.
Transactions held with Related parties
Revenues	0		641	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	596		2,591	258
Somos Operacoes Escolares S.A.
Transactions held with Related parties
Revenues	0		0	243
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
SSE Serviços Educacionais Ltda.
Transactions held with Related parties
Revenues	1,830		863	1,463
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	R$ 0		R$ 0	R$ 0

[1]	Refers to debentures interest; see note 15.